Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Gross
Tax reserves method change	$ 15	$ 29
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross	0	175
Deferred Tax Assets, Tax Deferred Expense	280	291
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Policyholder Liabilities	291	391
Deferred Tax Assets, Other	1	4
Deferred Tax Assets, Gross	587	890
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Investments	490	355
Deferred Tax Liabilities, Deferred Insurance Expense	19	39
Unrealized investment gains	4	0
Deferred Tax Liabilities, Other	0	1
Deferred Tax Liabilities, Gross	513	395
Net deferred tax asset	$ 74	$ 495